Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000134866 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac InternationalDividend Income Fund
Class Name	Class I
Trading Symbol	EPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-dividend-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class I/EPDIX)	$66	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 136,064,780
Holdings Count | Holding	60
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$136,064,780
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.8%
Vodafone Group PLC	4.3%
Engie S.A.	3.1%
Pan American Silver Corp.	2.8%
Barrick Gold Corp.	2.7%
IAMGOLD Corp.	2.6%
Agnico Eagle Mines Ltd.	2.6%
Enel S.p.A.	2.5%
Equinox Gold Corp.	2.4%
Roche Holding A.G.	2.4%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	4.8%
Vodafone Group PLC	4.3%
Engie S.A.	3.1%
Pan American Silver Corp.	2.8%
Barrick Gold Corp.	2.7%
IAMGOLD Corp.	2.6%
Agnico Eagle Mines Ltd.	2.6%
Enel S.p.A.	2.5%
Equinox Gold Corp.	2.4%
Roche Holding A.G.	2.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000134865 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac InternationalDividend Income Fund
Class Name	Class A
Trading Symbol	EPDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Dividend Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-dividend-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-dividend-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Dividend Income Fund (Class A/EPDPX)	$79	1.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%	[2]
Net Assets	$ 136,064,780
Holdings Count | Holding	60
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$136,064,780
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	4.8%
Vodafone Group PLC	4.3%
Engie S.A.	3.1%
Pan American Silver Corp.	2.8%
Barrick Gold Corp.	2.7%
IAMGOLD Corp.	2.6%
Agnico Eagle Mines Ltd.	2.6%
Enel S.p.A.	2.5%
Equinox Gold Corp.	2.4%
Roche Holding A.G.	2.4%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	4.8%
Vodafone Group PLC	4.3%
Engie S.A.	3.1%
Pan American Silver Corp.	2.8%
Barrick Gold Corp.	2.7%
IAMGOLD Corp.	2.6%
Agnico Eagle Mines Ltd.	2.6%
Enel S.p.A.	2.5%
Equinox Gold Corp.	2.4%
Roche Holding A.G.	2.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129563 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Value Fund
Class Name	Class I
Trading Symbol	EPVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-value-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class I/EPVIX)	$76	1.46%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%	[3]
Net Assets	$ 148,399,841
Holdings Count | Holding	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$148,399,841
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	5.9%
Carl Zeiss Meditec A.G.	4.6%
Agnico Eagle Mines Ltd.	4.4%
Barrick Gold Corp.	4.3%
Franco-Nevada Corp.	3.5%
Ono Pharmaceutical Co., Ltd.	3.1%
Evolution A.B.	3.1%
Newmont Corp.	3.0%
Kinross Gold Corp.	3.0%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	3.0%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	5.9%
Carl Zeiss Meditec A.G.	4.6%
Agnico Eagle Mines Ltd.	4.4%
Barrick Gold Corp.	4.3%
Franco-Nevada Corp.	3.5%
Ono Pharmaceutical Co., Ltd.	3.1%
Evolution A.B.	3.1%
Newmont Corp.	3.0%
Kinross Gold Corp.	3.0%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	3.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000086557 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Value Fund
Class Name	Class A
Trading Symbol	EPIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Value Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-value-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-value-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Value Fund (Class A/EPIVX)	$89	1.71%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.71%	[4]
Net Assets	$ 148,399,841
Holdings Count | Holding	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$148,399,841
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
British American Tobacco PLC - ADR	5.9%
Carl Zeiss Meditec A.G.	4.6%
Agnico Eagle Mines Ltd.	4.4%
Barrick Gold Corp.	4.3%
Franco-Nevada Corp.	3.5%
Ono Pharmaceutical Co., Ltd.	3.1%
Evolution A.B.	3.1%
Newmont Corp.	3.0%
Kinross Gold Corp.	3.0%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	3.0%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
British American Tobacco PLC - ADR	5.9%
Carl Zeiss Meditec A.G.	4.6%
Agnico Eagle Mines Ltd.	4.4%
Barrick Gold Corp.	4.3%
Franco-Nevada Corp.	3.5%
Ono Pharmaceutical Co., Ltd.	3.1%
Evolution A.B.	3.1%
Newmont Corp.	3.0%
Kinross Gold Corp.	3.0%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	3.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000093021 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Bond Fund
Class Name	Class A
Trading Symbol	EPIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class A/EPIBX)	$58	1.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[5]
Net Assets	$ 56,896,154
Holdings Count | Holding	41
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,896,154
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Colombia Government International Bond, 9.850%, 6/28/2027	4.7%
Inter-American Development Bank, 5.100%, 11/17/2026	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.2%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Export-Import Bank of Korea, 3.700%, 3/23/2026	3.1%
Thailand Government Bond, 3.390%, 6/17/2037	2.8%
Asian Development Bank, 6.200%, 10/6/2026	2.7%
Peruvian Government International Bond, 5.940%, 2/12/2029	2.7%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Colombia Government International Bond, 9.850%, 6/28/2027	4.7%
Inter-American Development Bank, 5.100%, 11/17/2026	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.2%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Export-Import Bank of Korea, 3.700%, 3/23/2026	3.1%
Thailand Government Bond, 3.390%, 6/17/2037	2.8%
Asian Development Bank, 6.200%, 10/6/2026	2.7%
Peruvian Government International Bond, 5.940%, 2/12/2029	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129564 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac International Bond Fund
Class Name	Class I
Trading Symbol	EPBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac International Bond Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/international-bond-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/international-bond-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac International Bond Fund (Class I/EPBIX)	$46	0.90%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[6]
Net Assets	$ 56,896,154
Holdings Count | Holding	41
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,896,154
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Fixed Income Securities of the Fund.
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Colombia Government International Bond, 9.850%, 6/28/2027	4.7%
Inter-American Development Bank, 5.100%, 11/17/2026	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.2%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Export-Import Bank of Korea, 3.700%, 3/23/2026	3.1%
Thailand Government Bond, 3.390%, 6/17/2037	2.8%
Asian Development Bank, 6.200%, 10/6/2026	2.7%
Peruvian Government International Bond, 5.940%, 2/12/2029	2.7%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Philippine Government International Bond, 6.250%, 1/14/2036	5.1%
Colombia Government International Bond, 9.850%, 6/28/2027	4.7%
Inter-American Development Bank, 5.100%, 11/17/2026	4.3%
Kreditanstalt fuer Wiederaufbau, 4.400%, 7/25/2025	4.3%
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 4/1/2033	4.2%
European Bank for Reconstruction & Development, 6.300%, 10/26/2027	4.0%
Export-Import Bank of Korea, 3.700%, 3/23/2026	3.1%
Thailand Government Bond, 3.390%, 6/17/2037	2.8%
Asian Development Bank, 6.200%, 10/6/2026	2.7%
Peruvian Government International Bond, 5.940%, 2/12/2029	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000093793 [Member]
Shareholder Report [Line Items]
Fund Name	EP Emerging Markets Fund
Class Name	Class A
Trading Symbol	EPASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/emerging-markets-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class A/EPASX)	$86	1.75%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%	[7]
Net Assets	$ 85,898,004
Holdings Count | Holding	55
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,898,004
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.4%
Astra International Tbk P.T.	4.2%
British American Tobacco PLC	3.8%
Alibaba Group Holding Ltd.	3.5%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.2%
Luzhou Laojiao Co., Ltd. - Class A	3.0%
Tencent Holdings Ltd.	2.8%
B3 S.A. - Brasil Bolsa Balcao	2.8%
China Overseas Property Holdings Ltd.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.4%
Astra International Tbk P.T.	4.2%
British American Tobacco PLC	3.8%
Alibaba Group Holding Ltd.	3.5%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.2%
Luzhou Laojiao Co., Ltd. - Class A	3.0%
Tencent Holdings Ltd.	2.8%
B3 S.A. - Brasil Bolsa Balcao	2.8%
China Overseas Property Holdings Ltd.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129565 [Member]
Shareholder Report [Line Items]
Fund Name	EP Emerging Markets Fund
Class Name	Class I
Trading Symbol	EPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EP Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/emerging-markets-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/emerging-markets-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EP Emerging Markets Fund (Class I/EPEIX)	$74	1.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%	[8]
Net Assets	$ 85,898,004
Holdings Count | Holding	55
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,898,004
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.4%
Astra International Tbk P.T.	4.2%
British American Tobacco PLC	3.8%
Alibaba Group Holding Ltd.	3.5%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.2%
Luzhou Laojiao Co., Ltd. - Class A	3.0%
Tencent Holdings Ltd.	2.8%
B3 S.A. - Brasil Bolsa Balcao	2.8%
China Overseas Property Holdings Ltd.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Telkom Indonesia Persero Tbk P.T.	4.4%
Astra International Tbk P.T.	4.2%
British American Tobacco PLC	3.8%
Alibaba Group Holding Ltd.	3.5%
Zhejiang Cfmoto Power Co., Ltd. - Class A	3.2%
Luzhou Laojiao Co., Ltd. - Class A	3.0%
Tencent Holdings Ltd.	2.8%
B3 S.A. - Brasil Bolsa Balcao	2.8%
China Overseas Property Holdings Ltd.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000129046 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac Gold Fund
Class Name	Class A
Trading Symbol	EPGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/gold-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class A/EPGFX)	$73	1.36%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.36%	[9]
Net Assets	$ 303,401,427
Holdings Count | Holding	79
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$303,401,427
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	8.7%
Fortuna Silver Mines, Inc.	7.4%
Franco-Nevada Corp.	6.0%
Pan American Silver Corp.	5.9%
Royal Gold, Inc.	5.4%
Wheaton Precious Metals Corp.	5.4%
Orogen Royalties, Inc.	5.3%
Barrick Gold Corp.	4.8%
Osisko Gold Royalties Ltd.	4.4%
Heliostar Metals Ltd.	4.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	8.7%
Fortuna Silver Mines, Inc.	7.4%
Franco-Nevada Corp.	6.0%
Pan American Silver Corp.	5.9%
Royal Gold, Inc.	5.4%
Wheaton Precious Metals Corp.	5.4%
Orogen Royalties, Inc.	5.3%
Barrick Gold Corp.	4.8%
Osisko Gold Royalties Ltd.	4.4%
Heliostar Metals Ltd.	4.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000206106 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPac Gold Fund
Class Name	Class I
Trading Symbol	EPGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EuroPac Gold Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://europacificfunds.com/our-funds/gold-fund/. You can also request this information by contacting us at (888) 558-5851.
Additional Information Phone Number	(888) 558-5851
Additional Information Website	https://europacificfunds.com/our-funds/gold-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EuroPac Gold Fund (Class I/EPGIX)	$59	1.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[10]
Net Assets	$ 303,401,427
Holdings Count | Holding	79
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$303,401,427
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	8.7%
Fortuna Silver Mines, Inc.	7.4%
Franco-Nevada Corp.	6.0%
Pan American Silver Corp.	5.9%
Royal Gold, Inc.	5.4%
Wheaton Precious Metals Corp.	5.4%
Orogen Royalties, Inc.	5.3%
Barrick Gold Corp.	4.8%
Osisko Gold Royalties Ltd.	4.4%
Heliostar Metals Ltd.	4.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	8.7%
Fortuna Silver Mines, Inc.	7.4%
Franco-Nevada Corp.	6.0%
Pan American Silver Corp.	5.9%
Royal Gold, Inc.	5.4%
Wheaton Precious Metals Corp.	5.4%
Orogen Royalties, Inc.	5.3%
Barrick Gold Corp.	4.8%
Osisko Gold Royalties Ltd.	4.4%
Heliostar Metals Ltd.	4.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.